Pension and Other Post-Employment Benefits (Recognized Amounts In Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization of net actuarial gains and losses	$ (2)	$ 1
Total amounts recognized in other comprehensive (income) loss, after tax	(33)	17	$ (60)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(22)	8	(46)
Amortization of net actuarial gains and losses	(2)		(11)
Settlement and Curtailment			(6)
Total amounts recognized in other comprehensive (income) loss, before tax	(24)	8	(63)
Total amounts recognized in other comprehensive (income) loss, after tax	(17)	6	(46)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(24)	14	(6)
Amounts Recognized in AOCI due to Plan Amendments			(13)
Amortization of net actuarial gains and losses		1
Amortization of net prior service costs		1
Total amounts recognized in other comprehensive (income) loss, before tax	(24)	16	(19)
Total amounts recognized in other comprehensive (income) loss, after tax	$ (16)	$ 11	$ (14)